Ordinary Shares (Details) - USD ($)										1 Months Ended	12 Months Ended
		Dec. 11, 2025	Oct. 23, 2025	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Jul. 31, 2025	Apr. 16, 2025	Dec. 28, 2023	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Ordinary Shares [Line Items]
Ordinary shares, shares authorized											100,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.0001
Ordinary shares voting, description											Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share.
Exercise of warrants							84,134
Common stock shares issued												334,343,429
Principal amount (in Dollars)							$ 98,865,000	$ 300,000
Loss on company (in Dollars)							$ 18,081,000				$ (157,110,000)	$ (95,376,000)	$ (211,994,000)
Percentage of issued and outstanding share capital				16.58%
Authorized share capital (in Dollars)			$ 50,000,000
Authorized shares			500,000,000
Newly issued value (in Dollars)	[1]												$ 18,359,000
Percentage of beneficial ownership		4.99%
Percentage of increased or decreased by SZOP		9.99%
Zhu Li [Member]
Ordinary Shares [Line Items]
Aggregate issued shares						345,679
Gross proceeds (in Dollars)						$ 140
Shi Zhengjian [Member]
Ordinary Shares [Line Items]
Aggregate issued shares						1,506,173
Gross proceeds (in Dollars)						$ 610,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized											500,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Earnout shares														3,635,001
Common stock shares issued											36,350,011	36,350,011
Common stock shares outstanding											36,350,011	36,350,011
Class A Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			100,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized											3,500,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Exercise of warrants										1,000
Warrants exercise price (in Dollars per share)										$ 11.5
Common stock shares issued											334,343,429	255,849,682
Aggregate issued shares				5,181,250	10,000,000	1,851,852			308,171
Granted aggregate shares											51,487,074
Vested shares											21,166,544
Aggregate issued shares											45,193,240
Common stock shares outstanding											334,343,429	255,849,682
Newly issued value (in Dollars)		$ 100,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			400,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			3,500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate issued shares				1,745
Granted aggregate shares											7,601,103
Vested shares											5,016,727
Authorized share capital (in Dollars)			$ 400,000,000
Authorized shares			4,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate issued shares	[1],[2]
Newly issued value (in Dollars)	[1],[2]
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized											400,000,000
Ordinary shares, par value (in Dollars per share)													$ 0.0001
Aggregate issued shares	[1],[2]												2,378,171
Common stock shares outstanding											255,849,682	255,849,682
Newly issued value (in Dollars)	[1],[2]												$ 1,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Warrant [Member]
Ordinary Shares [Line Items]
Common stock shares issued													2,378,171

[1]	On December 29, 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to W. Motors Automotive Group Holding Limited. See Note 22 for more details
[2]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.